Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2017
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	57.00%		67.00%
Chunghwa Telecom (Thailand) Co., Ltd. ("CHTT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%		100.00%		100.00%
Chunghwa Telecom Security Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	80.27%		80.00%
Chunghwa Telecom Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	28.18%		29.00%
Chunghwa Telecom Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	60.23%		70.43%
Youth Co., Ltd. (Youth) [Member] | Senao International Co., Ltd. (SENAO) [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	89.00%
Youth Co., Ltd. (Youth) [Member] | Senao International Co., Ltd. (SENAO) [Member] | Top of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	93.00%
Senao International Co., Ltd. (SENAO) [Member] | SENYOUNG Insurance Agent Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%		100.00%	100.00%
Light Era Development Co., Ltd. (LED) [Member] | Taoyuan Asia Silicon Valley Innovation Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	60.00%	60.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	34.25%